Note 2 - Statement of Compliance	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Statement of IFRS compliance [text block]
2.	STATEMENT OF COMPLIANCE

The consolidated financial statements have been prepared using the accounting basis of going concern and are being presented in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) that were effective as of
December 31, 2017.